Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Corp. America Airports SA(a)(b)	332,923	$1,904,320

Australia — 10.9%
Atlas Arteria Ltd.	10,725,214	51,234,509
Qube Holdings Ltd.	21,279,488	50,579,410
Sydney Airport(a)	14,784,309	64,149,338
Transurban Group	15,322,851	163,419,394
		329,382,651
Brazil — 0.5%
Centrais Eletricas Brasileiras SA, ADR	458,676	3,967,548
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	436,618	3,230,973
Ultrapar Participacoes SA, ADR	1,844,937	6,936,963
		14,135,484
Canada — 12.0%
Enbridge Inc.	4,125,954	165,191,269
Gibson Energy Inc.	342,683	6,565,603
Inter Pipeline Ltd.	1,009,761	16,413,911
Keyera Corp.	519,969	13,972,384
Pembina Pipeline Corp.	1,296,708	41,204,686
TC Energy Corp.	2,304,623	114,041,283
Westshore Terminals Investment Corp.(b)	436,593	6,015,657
		363,404,793
Chile — 0.2%
Enel Americas SA, ADR	718,399	5,186,841

China — 3.9%
Beijing Capital International Airport Co. Ltd., Class H(a)	20,978,000	13,931,880
CGN Power Co. Ltd., Class H(c)	12,883,000	2,869,138
China Gas Holdings Ltd.	2,582,200	7,866,148
China Longyuan Power Group Corp. Ltd., Class H	3,943,000	6,788,705
China Merchants Port Holdings Co. Ltd.	15,120,000	22,082,055
China Resources Gas Group Ltd.	1,092,000	6,548,931
Guangdong Investment Ltd.	3,660,000	5,256,905
Jiangsu Expressway Co. Ltd., Class H	13,640,000	15,437,304
Kunlun Energy Co. Ltd.	5,076,000	4,672,908
Shenzhen International Holdings Ltd.	12,495,500	17,265,334
Zhejiang Expressway Co. Ltd., Class H	16,004,000	14,243,092
		116,962,400
Denmark — 1.1%
Orsted A/S(c)	229,916	32,271,320

France — 4.8%
Aeroports de Paris(a)	298,899	39,015,757
Engie SA	2,254,487	30,914,807
Getlink SE	4,857,806	75,865,118
		145,795,682
Germany — 3.2%
E.ON SE	2,855,266	33,034,482
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	414,165	28,224,539
Hamburger Hafen und Logistik AG	224,086	5,637,666
RWE AG	857,557	31,092,597
		97,989,284
Italy — 6.8%
Atlantia SpA(a)	5,631,792	102,262,120
Enav SpA(a)(c)	2,842,038	12,813,340
Enel SpA	9,814,773	91,207,394
		206,282,854
Security	Shares	Value

Japan — 1.6%
Iwatani Corp.	124,600	$7,465,879
Japan Airport Terminal Co. Ltd.(a)	934,300	41,971,835
		49,437,714
Mexico — 3.6%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)(b)	479,973	25,059,390
Grupo Aeroportuario del Pacifico SAB de CV, ADR(b)	409,773	43,800,636
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)(b)	223,190	41,267,831
		110,127,857
Netherlands — 0.2%
Koninklijke Vopak NV	153,823	6,992,459

New Zealand — 2.3%
Auckland International Airport Ltd.(a)	13,500,904	68,589,158

Singapore — 0.4%
Hutchison Port Holdings Trust, Class U	56,394,800	12,717,648

Spain — 7.4%
Aena SME SA(a)(c)	821,746	134,832,968
Iberdrola SA	7,418,894	90,470,854
		225,303,822
Switzerland — 1.2%
Flughafen Zurich AG, Registered(a)	212,469	35,172,778

United Kingdom — 2.3%
James Fisher & Sons PLC	473,955	6,077,615
John Menzies PLC(a)	758,091	3,273,870
National Grid PLC	4,845,924	61,638,555
		70,990,040
United States — 36.8%
American Electric Power Co. Inc.	630,960	53,372,906
American Water Works Co. Inc.	230,094	35,464,388
Cheniere Energy Inc.(a)	543,891	47,177,105
Dominion Energy Inc.	1,023,370	75,289,331
DTE Energy Co.	246,475	31,943,160
Duke Energy Corp.	976,392	96,389,418
Equitrans Midstream Corp.	960,790	8,176,323
Eversource Energy	434,984	34,903,116
Exelon Corp.	1,240,321	54,958,624
Kinder Morgan Inc.	4,587,625	83,632,404
Macquarie Infrastructure Corp.	821,983	31,457,289
NextEra Energy Inc.	2,093,369	153,402,080
ONEOK Inc.	1,048,604	58,344,327
Public Service Enterprise Group Inc.	642,174	38,363,475
Sempra Energy	384,444	50,931,141
Southern Co. (The)	1,342,154	81,213,739
Targa Resources Corp.	537,921	23,910,588
WEC Energy Group Inc.	400,023	35,582,046
Williams Companies Inc. (The)	2,860,198	75,938,257
Xcel Energy Inc.	683,302	45,015,936
		1,115,465,653
Total Common Stocks — 99.3%
(Cost: $2,842,160,890)		3,008,112,758

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	1,434,491	$3,414,088

Total Preferred Stocks — 0.1%
(Cost: $3,030,217)		3,414,088

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	50,480,498	50,510,787
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	5,510,000	5,510,000
		56,020,787
Total Short-Term Investments — 1.8%
(Cost: $56,014,333)		56,020,787

Total Investments in Securities — 101.2%
(Cost: $2,901,205,440)		3,067,547,633

Other Assets, Less Liabilities — (1.2)%.		(36,474,769)

Net Assets — 100.0%		$3,031,072,864

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,584,799	$44,919,896	(a)	$—	$1,868	$4,224	$50,510,787	50,480,498	$354,275	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,458,000	52,000	(a)	—	—	—	5,510,000	5,510,000	166		—
					$1,868	$4,224	$56,020,787		$354,441		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	56	07/16/21	$5,836	$(205,318)
ASX SPI 200 Index	27	09/16/21	3,656	(18,196)
S&P/TSX 60 Index	39	09/16/21	7,568	38,747
DJ U.S. Real Estate Index	73	09/17/21	2,897	(61,011)
				$(245,778)

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,630,545,655	$1,377,567,103	$—	$3,008,112,758
Preferred Stocks	3,414,088	—	—	3,414,088
Money Market Funds	56,020,787	—	—	56,020,787
	$1,689,980,530	$1,377,567,103	$—	$3,067,547,633
Derivative financial instruments(a)
Assets
Futures Contracts	$38,747	$—	$—	$38,747
Liabilities
Futures Contracts	(284,525)	—	—	(284,525)
	$(245,778)	$—	$—	$(245,778)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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